Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Prepaid expenses	[1]		$ 703,280
Loans to third parties	[2]	915,308	840,685
Prepayment for investment	[3]	618,351	650,909
Other receivables		195,286	299,864
Interest receivable		250,904	171,840
Prepaid VAT		1,049,345	123,100
Deposits for operating lease		89,112	43,090
Subtotal		3,118,306	2,832,768
Allowance for other receivables		(149,000)	(156,846)
Total		$ 2,969,306	$ 2,675,922

[1]	Prepaid expenses as of December 31, 2021 mainly consisted of prepaid service fee paid by EPOW BJ and amounted to $665,221.
[2]	On June 11, 2022, the Company signed a loan agreement with a third party, Yilong Branch of Guizhou Chenyu Construction Engineering Co., Ltd. (“Guizhou Chenyu”), with a credit limit of RMB7,000,000 (approximately $1,043,001), with the annual interest rate of 4.35%, and will be due in a year after the loan was received. According to the agreement, as of June 30, 2022, $864,201 was lent to Guizhou Chenyu, which will be due in June, 2023.
[3]	In September 2021, the Company prepaid $650,909 to acquire 61.5% equity interest of Haicheng Shenhe Technology Co., Ltd. As the acquisition is terminated, the acquisition fund will be paid back in year 2023.